Shareholders' Equity - Share award activity (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - shares	7 Months Ended	12 Months Ended
	Aug. 27, 2020	Jan. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 31, 2019	252,764	356,771
Cancelled	(252,764)	(104,007)
Outstanding at January 31, 2020		252,764